Property, plant and equipment, net	6 Months Ended
Dec. 31, 2015
Property, plant and equipment, net
Property, plant and equipment, net

Note 5 - Property, plant and equipment, net

Property and equipment, net consisted of the following (in thousands):

	December 31, 2015	June 30, 2015	June 30, 2014

Computer equipment	$1,182	$649	$88
Laboratory equipment	11,016	3,547	1,601
Office equipment	258	192	48
Leasehold improvements	1,631	1,926	—
Assets under construction	1,147	—	—

	15,234	6,314	1,737
Less accumulated depreciation	(2,009)	(921)	(309)

	$13,225	$5,393	$1,428

Depreciation expense was $1,176,000, $705,000, $240,000 and $47,000 for the six months ended December 31, 2015 and the years ended June 30, 2015, 2014 and 2013, respectively.